COMBINED STATEMENT OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from operating activities:
Net earnings	$ 32,183	$ 292,371	$ 24,608
Adjustments to reconcile net earnings to net cash provided by operating activities:
Stock-based compensation expense	134,338	148,405	192,005
Amortization of intangibles	83,868	107,081	39,150
Depreciation	55,949	42,393	40,816
Bad debt expense	65,723	48,362	28,460
Goodwill impairment	3,318	0	0
Deferred income taxes	(62,770)	8,765	(126,735)
Gains on equity securities, net	(41,385)	(153,429)	(25,797)
Losses (gains) from the sale of businesses, net	8,239	(121,312)	70
Other adjustments, net	6,085	2,410	19,180
Changes in assets and liabilities, net of effects of acquisitions and dispositions:
Accounts receivable	(73,574)	(52,131)	(62,205)
Other assets	10,605	(29,802)	17,867
Accounts payable and other liabilities	889	35,611	(4,142)
Income taxes payable and receivable	196	4,302	(7,358)
Deferred revenue	28,136	36,409	4,498
Net cash provided by operating activities	251,800	369,435	140,417
Cash flows from investing activities:
Acquisitions, net of cash acquired	(201,967)	(65,632)	(146,273)
Capital expenditures	(97,898)	(54,680)	(46,153)
Proceeds from maturities of marketable debt securities	25,000	35,000
Purchases of marketable debt securities		(59,671)	0
Net proceeds from the sale of businesses and investments	164,828	136,311	28,561
Purchases of investments	(253,663)	(49,180)	(29)
Increase in notes receivable—related party	(54,828)	0	0
Other, net	(3,340)	13,170	2,857
Net cash used in investing activities	(421,868)	(44,682)	(161,037)
Cash flows from financing activities:
Borrowing under ANGI Homeservices Term Loan			275,000
Principal payments on ANGI Homeservices Term Loan	(13,750)	(13,750)	0
Proceeds from issuance of related-party debt	0	2,500	0
Principal payments on related-party debt	(2,500)	0	0
Debt issuance costs	0	(3,709)	(3,803)
Purchase of ANGI Homeservices treasury stock	(56,905)	0	0
Proceeds from the exercise of ANGI Homeservices stock options	573	4,693	1,653
Withholding taxes paid on behalf of ANGI Homeservices employees on net settled stock-based awards	(35,284)	(29,844)	(10,113)
Distributions to and purchases of noncontrolling interests	(27,534)	(12,518)	(19,748)
Acquisition-related contingent consideration payments	0	0	(3,860)
Transfers from (to) Old IAC	263,281	(144,069)	8,015
Other, net	(3,795)	(1,041)	(340)
Net cash provided by (used in) financing activities	124,086	(197,738)	246,804
Total cash (used) provided	(45,982)	127,015	226,184
Effect of exchange rate changes on cash and cash equivalents and restricted cash	(122)	(118)	1,587
Net (decrease) increase in cash and cash equivalents and restricted cash	(46,104)	126,897	227,771
Cash and cash equivalents and restricted cash at beginning of period	886,836	759,939	532,168
Cash and cash equivalents and restricted cash at end of period	$ 840,732	$ 886,836	$ 759,939